Long Term Loan to a Third-Party (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Apr. 03, 2023
Short-Term Bank Loans [Abstract]
Lend the Borrower		$ 2,000,000
Fixed interest rate	4.50%
Interest income	$ 21,452